Note 3 - Functional and Presentation Currency and Unit of Account - Profit Inflation Adjustment (Details)	Dec. 31, 2017 ARS ($)
Profit Inflation Adjustment Abstract
Profit or Loss Before Inflation Adjustment	$ 5,431,446,000
Impact of IAS 29 Adoption Abstract
Increase in Non-monetary Assets in Profit or Loss (Tangible Assets, Intangible Assets and Non-current Assets Held for Sale)	1,981,754,000
Increase Deferred Income Tax in the Profit or Loss	(548,807,000)
Loss on Net Monetary Position in Profit or Loss	(5,604,951,000)
Total Impact of IAS 29 Adoption in the Profit or Loss	(4,172,004,000)
Profit or Loss in Terms of the Measuring Unit Current at December 31, 2017	1,259,442,000
Adjustment of Measuring Unit in Profit or Loss	600,069,000
Profit or Loss in Terms of the Measuring Unit Current at December 31, 2018	$ 1,859,511,000